Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees of
FT Vest Hedged Equity Income
Fund: Series A2
In planning and performing our
audit of the financial statements of
FT Vest Hedged Equity Income
Fund: Series A2 (the "Fund") as of
and for the year ended December
31, 2025, in accordance with the
auditing standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB)
and auditing standards generally
accepted in the United States of
America (GAAS), we considered
the Fund's s internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Fund's
internal control over financial
reporting.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A company's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding
the reliability of financial reporting
and the preparation of financial
statements for external purposes in
accordance with U.S. generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and trustees of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the Fund's
annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under auditing
standards established by the
PCAOB or under GAAS. However,
we noted no deficiencies in the
Fund's internal control over
financial reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of December
31, 2025.
This report is intended solely for the
information and use of
management and the Board of
Trustees of FT Vest Hedged Equity
Income Fund: Series A2 and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.

/s/ Ernst & Young LLP
Chicago, Illinois
February 27, 2026